Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Provisions

	Security Incidents $m	Litigation $m	Total $m
At 1 January 2016	—	15	15
Provided	5	—	5
Utilised	—	(12)	(12)

At 31 December 2016 and 31 December 2017	5	3	8

Summary of Provisions Analysed as Current and Non-Current

	2017 $m	2016 $m
Analysed as:
Current	3	3
Non-current	5	5

	8	8